Note 12 - Earnings (Loss) Per Share - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Net income (loss)	$ 10,263	$ (2,778)	$ (2,046)	$ (9,251)	$ (4,824)
Less: Net income (loss) attributable to non-controlling interests	(2,402)	$ 0		(6,153)	$ 0
Basic net income (loss) attributable to Sky Harbour Group Corporation shareholders	12,665			(3,098)
Less: Unrealized gain on warrants	(15,390)			0
Diluted net (loss) attributable to Sky Harbour Group Corporation shareholders	$ (2,725)			$ (3,098)
Basic weighted average shares of Class A Common Stock outstanding (in shares)	14,938	0		12,957	0
Effect of dilutive warrants (in shares)	14,519			0
Effect of dilutive restricted stock (in shares)	9			0
Diluted weighted average shares outstanding (in shares)	29,466	0		12,957	0
Earnings (loss) per share of Class A Common Stock – Basic (in dollars per share)	$ 0.85	$ 0		$ (0.24)	$ 0
Earnings (loss) per share of Class A Common Stock – Diluted (in dollars per share)	$ (0.09)	$ 0		$ (0.24)	$ 0